FINANCIAL INSTRUMENTS (Schedule of Categories for financial assets and liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Feb. 28, 2014		Feb. 28, 2013
FINANCIAL INSTRUMENTS [Abstract]
Assets Held For Sale Long Lived Fair Value Disclosure	$ 19,011	[1]	$ 36,802	[1]
Marketable Securities Fixed Maturities	21,263	[2]	37,519	[2]
Other Marketable Securities Current	45,838	[3]	74,435	[3]
Liabilities held at fair value	$ 1,360	[4]	$ 255

[1]	Includes cash, cash equivalents, contingent receivables and forward exchange contracts of $19
[2]	Includes trade receivables, deposits on inventory, vat receivable, and other & miscellaneous receivables
[3]	Includes accounts payable, accrued liabilities, debt facility, and lease obligations
[4]	Includes warrant liability and contingent liabilities